Notes to the Balance Sheet Equity and Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities [abstract]
Trade Accounts Payable	€ 47,558,635	€ 10,655,000
Licenses Payable	259,000	357,000
Accruals	79,200,000	44,971,000
Other Liabilities	1,536,000	1,059,000
Total	€ 128,554,000	€ 57,042,000